THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO January 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.2%

	Shares	Value

COMMUNICATION SERVICES — 10.9%
Comcast, Cl A	20,500	$1,016,185
DISH Network, Cl A *	24,400	708,088
IAC *	3,000	629,850
Liberty Media -Liberty SiriusXM, Cl C *	18,225	739,206
Verizon Communications	13,125	718,594

		3,811,923

CONSUMER DISCRETIONARY — 10.7%
Dollar Tree *	12,000	1,219,920
eBay	10,000	565,100
Fox	16,000	498,880
LKQ *	21,000	736,890
TJX	5,000	320,200
ViacomCBS, Cl B	8,400	407,400

		3,748,390

CONSUMER STAPLES — 6.5%
Kraft Heinz	27,100	908,121
Post Holdings *	14,500	1,375,325

		2,283,446

ENERGY — 4.2%
Baker Hughes, Cl A	16,000	321,440
Marathon Petroleum	8,000	345,280
Williams	38,325	813,640

		1,480,360

FINANCIALS — 19.6%
American International Group	10,000	374,400
Arch Capital Group *	29,000	910,890
Bank of America	26,000	770,900
Berkshire Hathaway, Cl B *	7,800	1,777,386
Charles Schwab	12,100	623,634
Progressive	13,600	1,185,784
Wells Fargo	28,000	836,640
Willis Towers Watson	2,000	405,880

		6,885,514

HEALTH CARE — 16.0%
Alexion Pharmaceuticals *	5,000	766,650
Cigna	4,709	1,022,088
CVS Health	18,200	1,304,030
Laboratory Corp of America Holdings *	1,625	371,979
McKesson	6,100	1,064,267
Merck	14,000	1,078,980

		5,607,994

INDUSTRIALS — 6.2%
Lockheed Martin	4,100	1,319,462
Raytheon Technologies	13,000	867,490

		2,186,952

INFORMATION TECHNOLOGY — 11.5%
Alphabet, Cl C *	237	435,070

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Applied Materials	4,000	$386,720
Cisco Systems	15,000	668,700
Dell Technologies, Cl C *	12,000	874,680
FleetCor Technologies *	3,000	728,250
Intel	17,000	943,670

		4,037,090

MATERIALS — 2.2%
Corteva	18,800	749,368

UTILITIES — 4.4%
CenterPoint Energy	17,000	358,530
Dominion Energy	16,000	1,166,240

		1,524,770

TOTAL COMMON STOCK (Cost $26,312,642)		32,315,807

SHORT-TERM INVESTMENT — 7.7%
Federated Government Obligations Money Market Fund, Cl I, 0.010%(A)	2,713,178	2,713,178

TOTAL SHORT-TERM INVESTMENT
(Cost $2,713,178)		2,713,178

TOTAL INVESTMENTS — 99.9% (Cost $29,025,820)		$35,028,985

Percentages are based on Net Assets of $35,064,147.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl —Class

As of January 31, 2021, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.